Financing Liability (Details Narrative) (10K) - USD ($) $ in Thousands			2 Months Ended	10 Months Ended	12 Months Ended
	Aug. 07, 2018	Dec. 23, 2015	Mar. 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Predecessor [Member]
Proceeds from sale of land, building and improvements		$ 56,000
Lease term		20 years
Lease renewal term		10 years
Lease implied interest rate		7.30%
Financing liability residual		$ 11,000
Finance liability, interest paid			$ 1,020		$ 4,104
Finance liability, principal payments			$ 144		$ 465
Successor [Member]
Proceeds from sale of land, building and improvements	$ 5,350
Lease term	20 years
Lease renewal term	10 years
Lease implied interest rate	7.90%
Financing liability residual	$ 1,780
Amount drawn for improvements				$ 234
Percentage of outstanding, multiplier of advance				8.00%
Finance liability, interest paid				$ 3,236
Finance liability, principal payments				430
Successor [Member] | September 30, 2019 [Member] | Maximum [Member]
Total availability for improvement funding from lessor				$ 5,000